Debt (Details)	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 22, 2009 USD ($)	Sep. 30, 2012 Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated bonds - issued April 2010 [Member] USD ($)	Jul. 25, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Sep. 30, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Jul. 25, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member]	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Jul. 25, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued July 2012 [Member]	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member]	Sep. 30, 2012 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Sep. 30, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2011 Mandatory Convertible Bonds [Member]	Jul. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member]	Sep. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member]	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 92,000,000	$ 176,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(66,000,000)	(84,000,000)
Balance at end of period	26,000,000	92,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]										5.375%	5.375%		5.125%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility																											1,000,000,000			356,000,000	617,000,000
Line of Credit Facility, Commitment Fee Description																														50 percent of the applicable margin
Debt Instrument [Abstract]
Total Offering				1,000,000,000	1,000,000,000			750,000,000		700,000,000	700,000,000		750,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount				(6,000,000)	(6,000,000)		(5,000,000)			(1,000,000)	(1,000,000)		(5,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility																											0			266,000,000	0
Accrued interest				25,000,000	12,000,000		7,000,000			17,000,000	8,000,000		7,000,000		8,000,000	4,000,000	9,000,000	3,000,000
Line of credit facility debt drawn down																							100,000,000		100,000,000					266,000,000
Unsecured Debt [Abstract]
Total carrying value				1,019,000,000	1,006,000,000		752,000,000			716,000,000	707,000,000		752,000,000		303,000,000	299,000,000	688,000,000	659,000,000		656,000,000	760,000,000
Line Of Credit Facility Maximum Borrowing Capacity																								1,000,000,000			1,000,000,000	1,000,000,000		622,000,000	617,000,000	600,000,000
Long-term debt duration (years)									10-year			10-year		30-year			5-year							4-year		5-year			four year
Interest Rate [Percent]																											LIBOR + 1.5			BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																											0.525%			1.00%	1.00%
Frequency of Commitment Fee description																													quarterly in arrears
Debt Instrument Issue Price (Percent)								99.398%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																			$ 47.6126
Senior unsecured fixed rate bonds																	679,000,000	656,000,000
Short-term debt at fair value	656,000,000	2,000,000																		656,000,000	2,000,000
Long-term debt at fair value	0	758,000,000																		0	758,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible Debt, Dealing Days																	20 consecutive dealing days
Convertible Debt Notice Period (Number of days)																	five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]																				18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)																				$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]																				14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)																				$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)																				$ 35.05